Note 19 - Financial Instruments (Details Textual) $ in Billions	Dec. 31, 2020 USD ($)
Fair Value, Inputs, Level 3 [Member] | Contingent Consideration Liability [Member]
Fair Value Inputs Discount Rate Data Point Concentration	9.00%
Fair Value Inputs Weighted Average Discount Rate Increase	2.00%
Fair Value, Inputs, Level 3 [Member] | Minimum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.08
Long-term Debt, Measurement Input	0.01
Fair Value, Inputs, Level 3 [Member] | Maximum [Member] | Measurement Input, Discount Rate [Member]
Business Combination, Contingent Consideration, Liability, Measurement Input	0.1
Long-term Debt, Measurement Input	0.015
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	1
Derivative, Notional Amount	$ 0.1